BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
LONG POSITIONS—96.8%
COMMON STOCKS—96.7%
Communication Services—8.6%
Activision Blizzard, Inc.	54,322	$4,317,513
Alphabet, Inc., Class A*†	7,468	13,101,859
Alphabet, Inc., Class C*	3,951	6,956,684
Altice USA, Inc., Class A*†	161,097	5,464,410
Baidu, Inc. - SP ADR*	13,108	1,821,881
Comcast Corp., Class A†	43,770	2,199,005
Electronic Arts, Inc.	40,450	5,167,487
Facebook, Inc., Class A*	76,862	21,288,468
Live Nation Entertainment, Inc.*	52,606	3,453,584
NetEase, Inc. - ADR	20,167	1,822,492
Nexstar Media Group, Inc., Class A	41,486	4,366,401
T-Mobile US, Inc.*	48,064	6,389,628
Yelp, Inc.*†	91,875	2,934,488
		79,283,900
Consumer Discretionary—12.4%
Alibaba Group Holding Ltd. - SP ADR*	10,157	2,674,948
AutoNation, Inc.*	44,799	2,745,731
AutoZone, Inc.*	7,659	8,713,261
Caesars Entertainment, Inc.*	66,482	4,528,754
Callaway Golf Co.*	175,706	3,733,753
Carter's, Inc.*	45,288	4,030,179
Dick's Sporting Goods, Inc.	47,360	2,690,522
eBay, Inc.†	136,773	6,897,462
Flutter Entertainment PLC*	31,027	5,653,029
Foot Locker, Inc.	69,779	2,609,735
Gentex Corp.†	60,098	1,959,195
GVC Holdings PLC	328,649	4,515,911
Hanesbrands, Inc.	129,921	1,844,878
Harley-Davidson, Inc.	224,986	9,064,686
Las Vegas Sands Corp.*	98,518	5,488,438
LKQ Corp.*	129,193	4,550,177
Mohawk Industries, Inc.*	32,062	4,034,361
PVH Corp.*	62,176	4,942,370
Ralph Lauren Corp.*	41,433	3,552,880
Ross Stores, Inc.*	24,626	2,647,788
Tapestry, Inc.*	106,234	3,008,547
Tempur Sealy International, Inc.*	69,996	1,763,199
Token Corp.	44,500	3,443,780
TS Tech Co., Ltd.	30,400	889,179
Ulta Beauty, Inc.*	11,651	3,208,685
Whirlpool Corp.	11,886	2,313,134
Williams-Sonoma, Inc.	36,410	3,985,803
Wyndham Destinations, Inc.	82,370	3,464,482
Wyndham Hotels & Resorts, Inc.	55,668	3,200,910
Wynn Macau Ltd.	1,016,800	1,732,754
		113,888,531
Consumer Staples—7.0%
Coca-Cola European Partners PLC†	266,043	11,886,801
Koninklijke Ahold Delhaize NV	238,719	6,825,271
Mondelez International, Inc., Class A	103,775	5,961,874
Nomad Foods Ltd.*	477,553	11,532,905
PepsiCo, Inc.	24,532	3,538,250
Philip Morris International, Inc.†	159,246	12,062,885
Procter & Gamble Co., (The)	43,945	6,102,642
Swedish Match AB	74,997	6,067,398
		63,978,026
Energy—7.1%
BP PLC - SP ADR	405,171	7,925,145
Canadian Natural Resources Ltd.	239,873	5,478,699
ChampionX Corp.*†	346,401	4,115,244
ConocoPhillips†	139,703	5,526,651
Diamondback Energy, Inc.†	117,002	4,675,400
Helmerich & Payne, Inc.	85,551	1,947,996
Parex Resources, Inc.*	266,549	3,653,324
Parsley Energy, Inc., Class A	477,753	5,986,245
Petroleo Brasileiro SA - SP ADR	641,601	6,140,122
Phillips 66	78,059	4,728,814
Royal Dutch Shell PLC, Class A - SP ADR	253,179	8,567,577
Schlumberger Ltd.	317,638	6,603,694
		65,348,911
Financials—15.2%
Allstate Corp., (The)†	31,182	3,191,478
American International Group, Inc.†	58,485	2,248,163
Ameriprise Financial, Inc.	46,750	8,659,970
Bank of America Corp.†	354,927	9,994,744
Bank of New York Mellon Corp., (The)†	179,072	7,005,297
Berkshire Hathaway, Inc., Class B*†	16,142	3,695,065
BNP Paribas SA*	59,420	3,024,544
Citigroup, Inc.†	138,589	7,632,096
DBS Group Holdings Ltd.	106,900	1,994,283
Discover Financial Services†	49,273	3,753,124
DNB ASA*	91,052	1,641,780
Everest Re Group Ltd.	10,197	2,318,084
Fifth Third Bancorp†	283,845	7,192,632
Goldman Sachs Group, Inc., (The)†	18,022	4,155,513
Hana Financial Group, Inc.	57,796	1,756,637
Huntington Bancshares, Inc.†	687,391	8,303,683
ING Groep NV	388,603	3,779,822
JPMorgan Chase & Co.†	89,696	10,573,365
KBC Group NV	27,820	1,936,594
KeyCorp†	453,758	7,015,099
Moody's Corp.	17,080	4,822,367
Navient Corp.†	86,909	814,337
Nordea Bank Abp*	222,964	1,905,549
OTP Bank PLC*	48,777	1,941,286
Regions Financial Corp.	95,226	1,454,101
S&P Global, Inc.	10,550	3,711,279
SLM Corp.†	332,941	3,532,504
Sumitomo Mitsui Financial Group, Inc.	64,500	1,854,541
Synchrony Financial	83,885	2,555,976
Truist Financial Corp.	203,543	9,448,466
UBS Group AG*	140,760	1,990,346
United Overseas Bank Ltd.	136,000	2,262,016
Wells Fargo & Co.†	119,684	3,273,357
		139,438,098
Health Care—12.3%
Abbott Laboratories†	59,839	6,475,777
AbbVie, Inc.†	98,655	10,317,340
AmerisourceBergen Corp.	1,300	134,043
Anthem, Inc.†	16,112	5,019,210
AstraZeneca PLC	35,199	3,683,058
Avantor, Inc.*†	270,881	7,389,634
Biogen, Inc.*	7,339	1,762,608
Boston Scientific Corp.*†	62,990	2,088,118
Centene Corp.*	59,436	3,664,229
Change Healthcare, Inc.*†	388,597	6,656,667
Cigna Corp.†	29,958	6,265,416
CVS Health Corp.†	53,605	3,633,883
Envista Holdings Corp.*	20,657	614,133
HCA Healthcare, Inc.*	28,064	4,212,687
Humana, Inc.	10,566	4,231,894
ICON PLC*	2,457	478,820
IQVIA Holdings, Inc.*	6,671	1,127,332
Jazz Pharmaceuticals PLC*	4,998	703,269
Johnson & Johnson†	38,771	5,609,388
Medtronic PLC	39,991	4,546,977
Merck & Co., Inc.†	62,695	5,040,051
Molina Healthcare, Inc.*	2,974	607,083
Novartis AG - SP ADR	26,828	2,436,787
Novo Nordisk A/S, Class B	49,039	3,286,736
PPD, Inc.*	95,002	3,325,070
Sanofi	6,560	661,239
Sotera Health Co.*	38,564	1,043,542
Stryker Corp.	13,860	3,234,924
Syneos Health, Inc.*	31,094	2,047,229
UCB SA	5,137	549,723
UnitedHealth Group, Inc.	29,567	9,944,565
Zimmer Biomet Holdings, Inc.	14,519	2,165,073
		112,956,505
Industrials—13.1%
Alaska Air Group, Inc.*	52,070	2,654,008
Allison Transmission Holdings, Inc.	137,569	5,647,208
Altra Industrial Motion Corp.	91,674	5,203,416
AMETEK, Inc.†	37,408	4,433,970
ASGN, Inc.*	124,119	9,703,624
Boeing Co., (The)*	11,855	2,497,967
Brenntag AG	36,364	2,784,688
BWX Technologies, Inc.	54,399	3,094,215
Caterpillar, Inc.	14,838	2,575,728
Deere & Co.	18,742	4,903,282
Dover Corp.	15,038	1,835,087
Eaton Corp., PLC†	22,917	2,775,478
Expeditors International of Washington, Inc.	45,072	4,028,085
FTI Consulting, Inc.*	44,131	4,634,638
Hexcel Corp.*	74,427	3,685,625
Howmet Aerospace, Inc.*	162,881	3,821,188
Hubbell, Inc.	11,701	1,890,765
Huntington Ingalls Industries, Inc.	7,139	1,143,596
Huron Consulting Group, Inc.*	108,494	4,781,331
Ingersoll Rand, Inc.*	25,710	1,138,182
ITT, Inc.	39,505	2,869,248
Kansas City Southern	12,212	2,273,508
MasTec, Inc.*	67,213	3,811,649
Oshkosh Corp.	34,784	2,800,112
Owens Corning†	70,426	5,131,943
Parker-Hannifin Corp.†	9,923	2,652,021
Robert Half International, Inc.†	56,480	3,624,886
Southwest Airlines Co.*	61,354	2,843,144
Teleperformance	9,507	3,161,527
Textron, Inc.	70,569	3,182,662
Union Pacific Corp.	51,220	10,452,978
WESCO International, Inc.*	66,106	4,311,433
		120,347,192
Information Technology—13.7%
Amdocs Ltd.†	74,944	4,932,065
Applied Materials, Inc.	109,322	9,016,879
Arrow Electronics, Inc.*†	30,145	2,762,789
Broadcom, Inc.	10,631	4,269,197
Capgemini SA	28,851	4,013,913
Cisco Systems, Inc.†	115,803	4,981,845
Flex Ltd.*†	214,865	3,487,259
HP, Inc.†	260,629	5,715,594
InterDigital, Inc.	43,062	2,579,844
Jabil, Inc.†	123,676	4,726,897
KLA-Tencor Corp.	12,475	3,143,326
Leidos Holdings, Inc.†	49,613	4,996,029
Micron Technology, Inc.*	96,755	6,201,028
Microsoft Corp.†	53,793	11,515,468
ON Semiconductor Corp.*†	143,347	4,121,226
Oracle Corp.†	94,239	5,439,475
Qorvo, Inc.*	36,887	5,779,455
Rackspace Technology, Inc.*	148,494	2,666,952
Samsung Electronics Co., Ltd.	223,676	13,483,358
Science Applications International Corp.	81,145	7,509,158
SS&C Technologies Holdings, Inc.	85,529	5,892,093
SYNNEX Corp.*	33,048	5,297,925
Western Digital Corp.*	64,684	2,903,018
Xerox Holdings Corp.	1,323	28,960
		125,463,753
Materials—6.6%
Avery Dennison Corp.	16,177	2,415,873
Corteva, Inc.†	64,631	2,476,660
DuPont de Nemours, Inc.	126,016	7,994,455
Eagle Materials, Inc.*	46,018	4,187,178
FMC Corp.	59,870	6,945,519
Glencore PLC	1,398,576	3,942,957
Graphic Packaging Holding Co.†	98,713	1,512,283
Ingevity Corp.*	33,403	2,223,972
Kinross Gold Corp.	274,470	1,954,914
Linde PLC	10,181	2,610,612
Mosaic Co., (The)†	246,673	5,416,939
PPG Industries, Inc.	23,136	3,395,671
Steel Dynamics, Inc.	176,117	6,377,197
Valvoline, Inc.	131,045	2,986,516
West Fraser Timber Co., Ltd.	28,297	1,566,826
WestRock Co.	77,549	3,273,343
Yamana Gold, Inc.	280,397	1,463,672
		60,744,587
Real Estate—0.2%
Host Hotels & Resorts, Inc.*	125,070	1,754,732
Utilities—0.5%
CenterPoint Energy, Inc.	86,297	2,001,227
Vistra Energy Corp.	149,126	2,785,674
		4,786,901
TOTAL COMMON STOCKS
(Cost $623,699,849)		887,991,136
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV *‡	1,204,819	30,403
TOTAL WARRANTS
(Cost $0)		30,403
SHORT-TERM INVESTMENTS—0.1%
U.S. Bank Money Market Deposit Account, 0.03%(a)	472,560	472,560
TOTAL SHORT-TERM INVESTMENTS
(Cost $472,560)		472,560
TOTAL LONG POSITIONS—96.8%
(Cost $624,172,409)		888,494,099
SECURITIES SOLD SHORT—(42.0%)
COMMON STOCKS—(42.0%)
Communication Services—-2.3%
Dentsu Group, Inc.	(72,500)	(2,343,683)
JCDecaux SA*	(103,489)	(2,322,043)
Lions Gate Entertainment Corp., Class A*	(218,827)	(2,131,375)
Meredith Corp.*	(155,386)	(3,162,105)
Pearson PLC	(412,985)	(3,517,191)
Sinclair Broadcast Group, Inc., Class A	(108,063)	(2,945,797)
Twitter, Inc.*	(37,697)	(1,753,288)
ViacomCBS, Inc., Class B	(92,929)	(3,278,535)
		(21,454,017)
Consumer Discretionary—-5.0%
CarMax, Inc.*	(27,057)	(2,529,288)
Carvana Co.*	(14,139)	(3,537,719)
Choice Hotels International, Inc.*	(31,273)	(3,116,354)
Floor & Decor Holdings, Inc., Class A*	(22,690)	(1,817,242)
GSX Techedu, Inc. - ADR*	(22,525)	(1,448,132)
LGI Homes, Inc.*	(42,214)	(4,561,223)
Monro Muffler Brake, Inc.	(37,043)	(1,741,391)
Papa John's International, Inc.	(16,955)	(1,362,504)
RH*	(4,558)	(2,065,503)
SeaWorld Entertainment, Inc.*	(110,886)	(3,093,719)
Service Corp. International	(56,642)	(2,755,067)
Stitch Fix, Inc., Class A*	(71,907)	(2,912,234)
Tesla Motors, Inc.*	(9,372)	(5,319,547)
Texas Roadhouse, Inc.*	(15,302)	(1,159,892)
Vail Resorts, Inc.	(10,397)	(2,867,909)
Whitbread PLC	(44,407)	(1,780,107)
Xinyi Glass Holdings Ltd.	(1,494,000)	(3,350,582)
		(45,418,413)
Consumer Staples—-3.2%
Beiersdorf AG	(20,414)	(2,285,823)
Beyond Meat, Inc.*	(17,699)	(2,476,090)
BJ's Wholesale Club Holdings, Inc.*	(31,864)	(1,306,105)
Cal-Maine Foods, Inc.*	(62,047)	(2,427,899)
Casey's General Stores, Inc.	(8,159)	(1,482,327)
Fevertree Drinks PLC	(85,826)	(2,633,555)
Hormel Foods Corp.	(48,654)	(2,295,496)
Japan Tobacco, Inc.	(81,600)	(1,651,762)
Kose Corp.	(17,600)	(2,684,652)
Kraft Heinz Co., (The)	(67,706)	(2,230,236)
Lamb Weston Holdings, Inc.	(35,869)	(2,596,198)
Molson Coors Brewing Co., Class B*	(45,540)	(2,094,840)
National Beverage Corp.	(23,263)	(2,280,472)
Rite Aid Corp.*	(84,357)	(1,113,513)
		(29,558,968)
Energy—-2.4%
ChampionX Corp.*	0	(4)
Delek US Holdings, Inc.*	(79,107)	(1,051,332)
Equinor ASA - SP ADR	(140,219)	(2,150,960)
Equinor ASA	(180,298)	(2,806,720)
Hess Corp.	(73,895)	(3,486,366)
Oil Search Ltd.	(1,510,693)	(3,990,755)
Repsol SA	(398,854)	(3,822,910)
WPX Energy, Inc.*	(657,514)	(4,681,500)
		(21,990,547)
Financials—-8.8%
Bank of Hawaii Corp.	(82,206)	(6,155,585)
Commerce Bancshares, Inc.	(69,128)	(4,559,683)
Commonwealth Bank of Australia	(67,454)	(3,911,701)
Community Bank System, Inc.	(76,896)	(4,786,776)
Credit Acceptance Corp.*	(13,198)	(3,939,339)
Cullen/Frost Bankers, Inc.	(55,065)	(4,620,504)
CVB Financial Corp.	(211,453)	(4,015,493)
Deutsche Bank AG*	(427,477)	(4,739,139)
First Financial Bankshares, Inc.	(153,777)	(5,139,227)
Franklin Resources, Inc.	(153,937)	(3,385,075)
Glacier Bancorp, Inc.	(116,146)	(4,735,273)
Hamilton Lane, Inc., Class A	(41,759)	(2,918,119)
Hang Seng Bank Ltd.	(258,000)	(4,485,632)
Independent Bank Corp.	(80,119)	(5,419,249)
M&T Bank Corp.	(41,292)	(4,810,105)
RLI Corp.	(24,546)	(2,349,789)
Trustmark Corp.	(155,545)	(3,860,627)
Westamerica Bancorporation	(74,751)	(4,120,275)
WisdomTree Investments, Inc.	(581,842)	(2,490,284)
		(80,441,875)
Health Care—-3.0%
Allogene Therapeutics, Inc.*	(61,355)	(1,905,073)
American Well Corp., Class A*	(46,402)	(1,231,509)
Glaukos Corp.*	(57,993)	(3,913,368)
Global Blood Therapeutics, Inc.*	(19,800)	(909,018)
GoodRx Holdings, Inc., Class A*	(49,739)	(1,875,160)
GW Pharmaceuticals PLC - ADR*	(15,070)	(2,111,006)
Inovalon Holdings, Inc., Class A*	(108,256)	(2,021,139)
Moderna, Inc.*	(35,509)	(5,423,645)
NGM Biopharmaceuticals, Inc.*	(63,769)	(1,511,325)
Royalty Pharma PLC, Class A	(51,235)	(2,182,611)
Sage Therapeutics, Inc.*	(19,937)	(1,477,132)
Siemens Healthineers AG	(27,627)	(1,269,977)
SmileDirectClub, Inc.*	(168,214)	(2,069,032)
		(27,899,995)
Industrials—-5.6%
AO Smith Corp.	(22,456)	(1,264,497)
BrightView Holdings, Inc.*	(190,895)	(2,603,808)
Cubic Corp.	(53,440)	(3,129,447)
Dun & Bradstreet Holdings, Inc.*	(85,700)	(2,297,617)
Elbit Systems Ltd.	(15,852)	(2,030,375)
Healthcare Services Group, Inc.	(93,324)	(2,208,979)
Keio Corp.	(44,500)	(3,156,006)
Kennametal, Inc.	(47,805)	(1,672,697)
Komax Holding AG*	(10,076)	(1,992,554)
Lennox International, Inc.	(12,794)	(3,682,497)
Lindsay Corp.	(13,471)	(1,560,211)
NTN Corp.	(903,000)	(1,879,740)
Odakyu Electric Railway Co., Ltd.	(91,400)	(2,766,817)
Proto Labs, Inc.*	(35,874)	(4,956,352)
Rational AG	(3,765)	(3,345,848)
Spirit Airlines, Inc.*	(128,110)	(2,899,129)
TOTO Ltd.	(57,000)	(3,223,459)
Trex Co., Inc.*	(46,471)	(3,476,960)
Trinity Industries, Inc.	(61,100)	(1,396,135)
Xylem, Inc.	(20,092)	(1,928,229)
		(51,471,357)
Information Technology—-5.1%
Altair Engineering, Inc., Class A*	(68,891)	(3,713,225)
Appian Corp.*	(35,097)	(4,913,580)
Blackline, Inc.*	(30,090)	(3,698,061)
Brooks Automation, Inc.	(14,264)	(1,041,129)
Ceridian HCM Holding, Inc.*	(24,779)	(2,389,191)
Cognex Corp.	(19,918)	(1,496,639)
Cree, Inc.*	(55,221)	(4,991,426)
Guidewire Software, Inc.*	(33,252)	(4,072,705)
Jack Henry & Associates, Inc.	(11,472)	(1,845,386)
Landis+Gyr Group AG*	(30,857)	(2,222,114)
MongoDB, Inc.*	(10,246)	(2,943,778)
Q2 Holdings, Inc.*	(36,327)	(4,118,392)
Shopify, Inc., Class A*	(1,674)	(1,825,296)
Slack Technologies, Inc., Class A*	(112,200)	(4,811,136)
Western Union Co., (The)	(110,696)	(2,497,302)
		(46,579,360)
Materials—-6.0%
Agnico Eagle Mines Ltd.	(79,142)	(5,213,084)
Albemarle Corp.	(32,294)	(4,391,015)
Amcor PLC	(253,161)	(2,868,314)
Antofagasta PLC	(201,801)	(3,332,357)
BillerudKorsnas AB	(212,343)	(3,412,378)
Compass Minerals International, Inc.	(51,478)	(3,215,316)
Ecolab, Inc.	(18,468)	(4,102,666)
Ferro Corp.*	(171,885)	(2,459,674)
Greif, Inc., Class A	(53,905)	(2,620,322)
International Flavors & Fragrances, Inc.	(28,538)	(3,199,110)
Mitsubishi Chemical Holdings Corp.	(811,300)	(4,466,494)
Nippon Paper Industries Co., Ltd.	(297,600)	(3,203,458)
Quaker Chemical Corp.	(13,894)	(3,431,818)
Tokai Carbon Co., Ltd.	(303,500)	(3,330,512)
Umicore SA	(75,682)	(3,394,885)
Wacker Chemie AG	(20,835)	(2,608,726)
		(55,250,129)
Real Estate—-0.6%
Iron Mountain, Inc.	(80,441)	(2,212,127)
KE Holdings, Inc. - ADR*	(18,448)	(1,205,208)
Public Storage	(7,817)	(1,754,604)
		(5,171,939)
TOTAL COMMON STOCKS
(Proceeds $(336,419,750))		(385,236,600)
TOTAL SECURITIES SOLD SHORT—(42.0%)
(Proceeds $(336,419,750))		(385,236,600)
OTHER ASSETS IN EXCESS OF LIABILITIES—45.2%		414,746,484
NET ASSETS—100.0%		$918,003,983

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2020.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2020, these securities amounted to $30,403 or 0.0% of net assets

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at November 30, 2020, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	9/18/2025	0.15%	Monthly	165,757	$2,086,881	$111,458
Total Long						2,086,881	112,458

Short
China
Semiconductor Manufacturing	Goldman Sachs	9/18/2025	0.04	Monthly	(522,600)	$(1,459,711)	$84,082

Saudi Arabia
Saudi Arabian Oil Co.	Goldman Sachs	9/18/2025	0.08	Monthly	(646,475)	(6,205,167)	(147,571)

South Korea
Sillajen, Inc.	Goldman Sachs	9/18/2025	0.08	Monthly	(307,496)	(3,372,186)	(23,444)

Taiwan
Formosa Petrochemical Corp.	Macquarie	12/23/2021	0.08	Monthly	(1,034,000)	(3,283,116)	72,479

Thailand
Thai Oil PCL	Morgan Stanley	9/22/2022	0.00	Monthly	(2,202,300)	(3,458,157)	79,359

United States
Inovio Pharmaceuticals, Inc.	Morgan Stanley	9/22/2022	0.00	Monthly	(76,634)	(936,467)	(39,850)
Total Short						(18,714,804)	25,055
Net unrealized gain/(loss) on Contracts For Difference							$137,513

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$79,283,900	$79,283,900	$-	$-
Consumer Discretionary	113,888,531	97,653,878	16,234,653	-
Consumer Staples	63,978,026	51,085,357	12,892,669	-
Energy	65,348,911	65,348,911	-	-
Financials	139,438,098	117,341,046	22,097,052	-
Health Care	112,956,505	104,775,749	8,180,756	-
Industrials	120,347,192	114,400,977	5,946,215	-
Information Technology	125,463,753	107,966,482	17,497,271	-
Materials	60,744,587	56,801,630	3,942,957	-
Real Estate	1,754,732	1,754,732	-	-
Utilities	4,786,901	4,786,901	-	-
Warrants	30,403	-	-	30,403
Short-Term Investments	472,560	472,560	-	-
Contracts For Difference
Equity Contracts	348,378	348,378	-	-
Total Assets	$888,842,477	$802,020,501	$86,791,573	$30,403

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(21,454,017)	$(13,271,100)	$(8,182,917)	$-
Consumer Discretionary	(45,418,413)	(40,287,724)	(5,130,689)	-
Consumer Staples	(29,558,968)	(20,303,176)	(9,255,792)	-
Energy	(21,990,547)	(11,370,162)	(10,620,385)	-
Financials	(80,441,875)	(67,305,403)	(13,136,472)	-
Health Care	(27,899,995)	(26,630,018)	(1,269,977)	-
Industrials	(51,471,357)	(36,422,406)	(15,048,951)	-
Information Technology	(46,579,360)	(44,357,246)	(2,222,114)	-
Materials	(55,250,129)	(31,501,319)	(23,748,810)	-
Real Estate	(5,171,939)	(5,171,939)	-	-
Contracts For Difference
Equity Contracts	(210,865)	(187,421)	(23,444)	-
Total Liabilities	$(385,447,465)	$(296,807,914)	$(88,639,551)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2020, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.